Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) Per Share
The following table sets forth the computation of net income (loss) per common share:

	Year ended December 31,
	2021	2020	2019
Net income (loss) per share
Numerator
Net Income (loss)	$21,206	$22,531	$(18,792)

Denominator
Denominator for basic net income (loss) per weighted average common shares	68,502,092	30,855,778	25,663,488
Effect of dilutive securities
Warrants	2,805,302	—	—
Unvested RSUs	265,692	—	—
Common stock warrants	—	5,004,062	—
Convertible preferred warrants	—	368,020	—
Stock options	9,000,132	10,720,585	—
Denominator for diluted net income (loss) per weighted average common shares	80,573,218	46,948,445	25,663,488

Net income (loss) per common share
Basic	$0.31	$0.73	$(0.73)
Diluted	$0.26	$0.48	$(0.73)

Schedule of Antidilutive Securities	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020	2019
Public warrants	12,500,000	—	—
Private warrants	332,500	—	—
Options to purchase common stock	346,603	—	11,982,429
Unvested restricted stock units	—	19,000,000	—
Warrants to purchase common stock	—	—	5,654,584
Total common stock equivalents	13,179,103	19,000,000	17,637,013